Loans Receivable and Allowance for Loan Losses (Changes in the Accretable Yield for Purchased Credit Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans Receivable and Allowance for Loan Losses [Abstract]
Balance at beginning of period	$ 8	$ 20	$ 76
Accretion	(1)	(12)	(56)
Reclassification and other	(7)	0	0
Balance at end of period	$ 0	$ 8	$ 20